Leases - Summary of Movement in Right of use Assets and Lease Liabilities (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	[1]	£ 1,504.5	£ 1,734.5
Additions		281.8	268.0
Transfers to net investment in subleases		(26.9)
Disposals		(54.9)	(42.4)
Depreciation of right-of-use assets		(272.9)	(331.9)		£ (317.9)
Impairment charges included within restructuring costs		(19.3)	(117.0)
Other write-downs		(6.8)	(8.1)
Exchange adjustments		(24.0)	1.4
Ending balance, right-of-use assets		1,395.1	1,504.5	[1]	1,734.5	[1]
Beginning balance, lease liabilities		2,156.3	2,249.7
Additions		293.1	264.0
Interest expense related to lease liabilities		90.9	98.5
Disposals		(66.1)	(51.1)
Repayment of lease liabilities (including interest)		(409.1)	(398.6)
Exchange adjustments		(23.3)	(6.2)
Ending balance, lease liabilities		2,041.8	2,156.3		2,249.7
Right of use assets that meet the definition of an investment property		38.5	67.9
Land and buildings
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets		1,461.8	1,706.1
Additions		264.6	233.0
Transfers to net investment in subleases		(26.9)
Disposals		(53.6)	(40.5)
Depreciation of right-of-use assets		(254.7)	(312.1)
Impairment charges included within restructuring costs		(18.9)	(117.0)
Other write-downs		(6.8)	(8.1)
Exchange adjustments		(22.1)	0.4
Ending balance, right-of-use assets		1,357.0	1,461.8		1,706.1
Beginning balance, lease liabilities		2,111.8	2,223.4
Additions		277.0	226.9
Interest expense related to lease liabilities		89.7	96.8
Disposals		(64.2)	(49.4)
Repayment of lease liabilities (including interest)		(390.6)	(379.1)
Exchange adjustments		(21.2)	(6.8)
Ending balance, lease liabilities		2,002.5	2,111.8		2,223.4
Plant and machinery
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets		42.7	28.4
Additions		17.2	35.0
Transfers to net investment in subleases		0.0
Disposals		(1.3)	(1.9)
Depreciation of right-of-use assets		(18.2)	(19.8)
Impairment charges included within restructuring costs		(0.4)	0.0
Exchange adjustments		(1.9)	1.0
Ending balance, right-of-use assets		38.1	42.7		28.4
Beginning balance, lease liabilities		44.5	26.3
Additions		16.1	37.1
Interest expense related to lease liabilities		1.2	1.7
Disposals		(1.9)	(1.7)
Repayment of lease liabilities (including interest)		(18.5)	(19.5)
Exchange adjustments		(2.1)	0.6
Ending balance, lease liabilities		£ 39.3	£ 44.5		£ 26.3

[1]	Figures have been restated as described in the accounting policies.